AB All China Equity Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Consumer Discretionary – 25.3%
Automobile Components – 1.0%
Anhui Zhongding Sealing Parts Co., Ltd. - Class A	168,300	$259,455
Minth Group Ltd. - Class H	280,000	475,979

		735,434

Automobiles – 2.2%
BYD Co., Ltd. - Class H	61,500	1,514,750

Broadline Retail – 10.2%
Alibaba Group Holding Ltd. - Class H	387,560	3,563,104
JD.com, Inc. - Class H	41,300	466,107
PDD Holdings, Inc. (ADR)(a)	24,900	3,101,046

		7,130,257

Diversified Consumer Services – 2.8%
New Oriental Education & Technology Group, Inc. - Class H(a)	205,900	1,935,107

Hotels, Restaurants & Leisure – 3.3%
H World Group Ltd. - Class H	164,600	607,246
Meituan - Class H(a) (b)	76,505	776,692
Trip.com Group Ltd. - Class H(a)	21,050	955,466

		2,339,404

Household Durables – 1.7%
Gree Electric Appliances, Inc. of Zhuhai - Class A	214,300	1,159,727

Specialty Retail – 2.2%
HLA Group Corp., Ltd. - Class A	726,100	868,080
Topsports International Holdings Ltd. - Class H(b)	958,000	648,297

		1,516,377

Textiles, Apparel & Luxury Goods – 1.9%
Bosideng International Holdings Ltd. - Class H	1,426,000	717,246
Samsonite International SA - Class H(a) (b)	177,900	620,520

		1,337,766

		17,668,822

Financials – 16.7%
Banks – 10.2%
Bank of Beijing Co., Ltd. - Class A	1,345,100	966,880
Bank of Jiangsu Co., Ltd. - Class A	649,200	690,239
China Construction Bank Corp. - Class H	3,042,000	1,886,515
China Merchants Bank Co., Ltd. - Class H	397,500	1,537,140
China Minsheng Banking Corp., Ltd. - Class H	2,031,000	714,797
Chongqing Rural Commercial Bank Co., Ltd. - Class H	1,366,000	550,877
Shanghai Rural Commercial Bank Co., Ltd. - Class A	836,800	748,517

		7,094,965

Capital Markets – 3.6%
CITIC Securities Co., Ltd. - Class A	317,810	937,719
Guotai Junan Securities Co., Ltd. - Class H(b)	1,367,920	1,574,652

		2,512,371

Insurance – 2.9%
PICC Property & Casualty Co., Ltd. - Class H	464,000	634,343
Ping An Insurance Group Co. of China Ltd. - Class A	231,893	1,375,426

		2,009,769

		11,617,105

Industrials – 12.6%
Air Freight & Logistics – 0.8%
Sinotrans Ltd. - Class A	658,104	545,884

Electrical Equipment – 3.2%
NARI Technology Co., Ltd. - Class A	404,235	1,299,035

Company	Shares	U.S. $ Value
Sungrow Power Supply Co., Ltd. - Class A	77,500	$935,679

		2,234,714

Ground Transportation – 1.0%
Daqin Railway Co., Ltd. - Class A	634,937	657,281

Machinery – 6.7%
Weichai Power Co., Ltd. - Class H	931,000	1,832,545
Yutong Bus Co., Ltd. - Class A	779,298	2,018,968
Zoomlion Heavy Industry Science & Technology Co., Ltd. - Class A	762,200	845,648

		4,697,161

Transportation Infrastructure – 0.9%
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	440,100	644,296

		8,779,336

Communication Services – 10.6%
Entertainment – 3.5%
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	147,000	395,939
NetEase, Inc. - Class H	93,800	2,037,579

		2,433,518

Interactive Media & Services – 7.1%
Tencent Holdings Ltd. - Class H	140,650	4,927,059

		7,360,577

Information Technology – 10.2%
Communications Equipment – 1.4%
Xiaomi Corp. - Class H(a) (b)	298,800	502,111
Zhongji Innolight Co., Ltd. - Class A	21,100	454,469

		956,580

Electronic Equipment, Instruments & Components – 3.3%
BOE Technology Group Co., Ltd. - Class A	1,349,300	746,438
Foxconn Industrial Internet Co., Ltd. - Class A	158,600	411,275
Lingyi iTech Guangdong Co. - Class A	758,500	577,370
Sunny Optical Technology Group Co., Ltd. - Class H	81,800	526,458

		2,261,541

Semiconductors & Semiconductor Equipment – 2.3%
JCET Group Co., Ltd. - Class A	180,800	656,243
Will Semiconductor Co., Ltd. Shanghai - Class A	72,200	958,536

		1,614,779

Software – 0.7%
Sinosoft Co., Ltd. - Class A	124,100	510,329

Technology Hardware, Storage & Peripherals – 2.5%
Anker Innovations Technology Co., Ltd. - Class A	56,400	640,689
Shenzhen Transsion Holdings Co., Ltd. - Class A	50,850	1,120,862

		1,761,551

		7,104,780

Health Care – 6.7%
Health Care Equipment & Supplies – 2.6%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	120,500	597,716
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	29,816	1,192,172

		1,789,888

Health Care Providers & Services – 2.1%
Jointown Pharmaceutical Group Co., Ltd. - Class A	1,271,952	1,436,735

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.0%
China Resources Sanjiu Medical &
Pharmaceutical Co., Ltd. - Class	102,100	$778,955
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	167,100	635,124

		1,414,079

		4,640,702

Materials – 5.2%
Metals & Mining – 5.2%
Aluminum Corp. of China Ltd. - Class H	2,004,000	998,580
Baoshan Iron & Steel Co., Ltd. - Class A	649,268	599,950
Zijin Mining Group Co., Ltd. - Class A	1,111,650	2,014,540

		3,613,070

Consumer Staples – 4.9%
Beverages – 4.9%
Kweichow Moutai Co., Ltd. - Class A	10,063	2,360,671
Wuliangye Yibin Co., Ltd. - Class A	55,500	1,091,924

		3,452,595

Energy – 4.9%
Energy Equipment & Services – 1.4%
China Oilfield Services Ltd. - Class H	1,114,000	980,311

Oil, Gas & Consumable Fuels – 3.5%
China Petroleum & Chemical Corp. - Class H	1,116,000	614,864
PetroChina Co., Ltd. - Class H	2,298,000	1,802,349

		2,417,213

		3,397,524

Utilities – 2.5%
Gas Utilities – 1.9%
Kunlun Energy Co., Ltd. - Class H	1,608,000	1,370,842

Independent Power and Renewable Electricity Producers – 0.6%
China Longyuan Power Group Corp., Ltd. - Class H	563,000	396,754

		1,767,596

Total Common Stocks (cost $66,063,169)		69,402,107

Total Investments – 99.6% (cost $66,063,169)(c)		69,402,107
Other assets less liabilities – 0.4%		283,223

Net Assets – 100.0%		$69,685,330

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $4,122,272 or 5.92% of net assets.

(c)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,974,672 and gross unrealized depreciation of investments was $(5,635,734), resulting in net unrealized appreciation of $3,338,938.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

February 29, 2024 (unaudited)

99.1%	China
0.9%	United States

100.0%	Total Investments

[1]	The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB All China Equity Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$3,101,046	$14,567,776		$-0-	$17,668,822
Financials	-0-	11,617,105		-0-	11,617,105
Industrials	3,320,545	5,458,791		-0-	8,779,336
Communication Services	-0-	7,360,577		-0-	7,360,577
Information Technology	-0-	7,104,780		-0-	7,104,780
Health Care	2,215,690	2,425,012		-0-	4,640,702
Materials	-0-	3,613,070		-0-	3,613,070
Consumer Staples	-0-	3,452,595		-0-	3,452,595
Energy	-0-	3,397,524		-0-	3,397,524
Utilities	-0-	1,767,596		-0-	1,767,596

Total Investments in Securities	8,637,281	60,764,826	+	-0-	69,402,107
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$8,637,281	$60,764,826		$-0-	$69,402,107

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/29/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,225	$8,184	$9,409	$-0-	$6
Government Money Market Portfolio*	920	179	1,099	-0-	0	**
Total				$-0-	$6

*	Investments of cash collateral for securities lending transactions.

**	Amount is less than $500.